Financial income and expense (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Financial income and expense [Abstract]
Disclosure of detailed information about financial income and expenditure [text block]
	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
Interest income on bank deposits	26,025	25,168	26,463
Others	20,289	104,157	96,121
Finance income	46,314	129,325	122,584
Interest expense on lease obligations	14,747	31,169	88,138
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	97,757	92,332	93,698
Interest expense on borrowings	615,840	373,279	255,273
Finance expense	(728,344)	(496,780)	(437,109)
Net finance income / (expense) recognized in profit or loss	(682,030)	(367,455)	(314,525)